Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) - Forward contracts l in Thousands	Dec. 31, 2025 $ / l l
Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	50,260
Average strike price per litre (in USD per litre) | $ / l	0.39
Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	68,016
Average strike price per litre (in USD per litre) | $ / l	0.53
2026 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	35,777
Average strike price per litre (in USD per litre) | $ / l	0.40
2026 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	47,013
Average strike price per litre (in USD per litre) | $ / l	0.53
2027 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	14,483
Average strike price per litre (in USD per litre) | $ / l	0.37
2027 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	21,003
Average strike price per litre (in USD per litre) | $ / l	0.52